6 Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2019
Cash and cash equivalents [abstract]
Schedule of cash and cash equivalents
	2019	2018

Cash and bank deposits	13,092	4,560
Cash equivalents (a)	930,117	57,700
	943,209	62,260